Deferred tax - Movements in net deferred tax asset (Details) - GBP (£) £ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 30, 2023	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of period					£ 35,546	£ (27,025)	£ (27,025)
(Credited)/expensed to the statement of profit or loss (note 11)		£ (742)		£ (1,369)	(5,415)	(2,046)	64,019
Expensed/(credited) to other comprehensive income (note 11)		350		202	291	(1,864)	(1,448)
Net deferred tax liability/(asset) at end of period		£ 30,422	£ 35,546	£ (30,935)	£ 30,422	£ (30,935)	£ 35,546
Corporate tax rate							6.58%
US
Movements in net deferred tax asset
Corporate tax rate					21.00%
UK
Movements in net deferred tax asset
Corporate tax rate	25.00%		19.00%